LEASES (Schedule of Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
2023	$ 699
2024	669
2025	609
2026	114
Total operating lease payments	2,091
Less: imputed interest	166
Present value of lease liabilities	1,925
Lease liabilities, current	613	$ 768
Lease liabilities, non- current	1,312	$ 1,982
Present value of lease liabilities	$ 1,925